SCHEDULE OF WARRANT ACTIVITY (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Warrants - Common Share Equivalents, Outstanding, Beginning balance	9,500,000	174,250,000
Warrants - Weighted Average Exercise price, Beginning balance	$ 0.04	$ 0.04
Warrants exercisable - Common Share Equivalents, Beginning balance	9,500,000	174,250,000
Warrants exercisable - Weighted Average Exercise price, Beginning balance	$ 0.04	$ 0.04
Warrants - Common Share Equivalents, Additions	3,754,720	4,500,000
Warrants - Weighted Average Exercise price, Additions
Warrants exercisable - Common Share Equivalents, Additions	3,754,720.00	4,500,000.00
Warrants exercisable - Weighted Average Exercise price, Additions	$ 0.04	$ 0.04
Warrants - Common Share Equivalents, Expired	1,500,000	169,250,000
Warrants - Weighted Average Exercise price, Expired
Warrants exercisable - Common Share Equivalents, Expired	1,500,000	169,250,000
Warrants exercisable - Weighted Average Exercise price, Expired
Warrants - Common Share Equivalents, Exercised	3,000,000
Warrants - Weighted Average Exercise price, Exercised
Warrants exercisable - Common Share Equivalents, Exercised	3,000,000
Warrants exercisable - Weighted Average Exercise price, Exercised
Warrants - Common Share Equivalents, Outstanding, Beginning balance	8,754,720	9,500,000
Warrants - Weighted Average Exercise price, Beginning balance	$ 0.04	$ 0.04
Warrants exercisable - Common Share Equivalents, Ending balance	8,754,720	9,500,000
Warrants exercisable - Weighted Average Exercise price, Ending balance	$ 0.04	$ 0.04